Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000027570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027567
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000027569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000027573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000027570
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%	9.08%	5.58%	4.24%
Without Sales Load [Member] | C000027567
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	8.80%	5.33%	3.97%
Without Sales Load [Member] | C000027569
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	7.94%	4.53%	3.20%
Without Sales Load [Member] | C000027573
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	9.07%	5.62%	4.32%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	14.89%	24.92%	12.76%	9.13%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	14.89%	24.92%	12.76%	9.13%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	14.89%	24.92%	12.76%	9.13%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	14.89%	24.92%	12.76%	9.13%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index